General and administrative (Tables)	12 Months Ended
Dec. 31, 2024
General And Administrative
Schedule of General and Administrative Expense

General and administrative expenses were as follows:

	2024	2023	2022

Computer expenses	$109,384	$103,531	$67,704
Insurance	45,264	48,821	46,765
Professional fees	239,032	185,974	319,016
Rental (Note 11)	82,756	120,557	130,308
Other general and administrative expenses	212,971	214,771	197,143
Total general and administrative expenses	$689,407	$673,654	$760,936